Financial instruments-Fair values and risk management - Remaining contractual maturities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Contractual undiscounted cash outflow
Trade payables	$ 7,291,133	$ 9,979,726
Accrued expenses and other current liabilities	15,668,734	36,280,298
Lease liabilities	7,308,540	5,981,170
Warrant liabilities	3,574,885
Liabilities for puttable financial instrument	17,138,905
Preference share liabilities - redemption amount		123,556,616
Total liabilities	50,982,197	175,797,810
Carrying amount
Trade payables	7,291,133	9,979,726
Accrued expenses and other current liabilities	15,668,734	36,280,298
Lease liabilities	6,646,163	5,267,210
Warrant liability	3,574,885
Preference share liabilities - redemption amount		61,373,153
Current Liabilities For Puttable Financial Instrument	17,138,905	0
Total liabilities	50,319,820	112,900,387
Not later than one year [member]
Contractual undiscounted cash outflow
Trade payables	7,291,133	9,979,726
Accrued expenses and other current liabilities	15,611,421	36,280,298
Lease liabilities	3,022,367	1,921,466
Warrant liabilities	3,574,885
Liabilities for puttable financial instrument	17,138,905
Total liabilities	46,638,711	48,181,490
Later than one year and not later than two years [member]
Contractual undiscounted cash outflow
Accrued expenses and other current liabilities	57,313
Lease liabilities	1,678,615	1,743,456
Total liabilities	1,735,928	1,743,456
Later than two years and not later than five years [member]
Contractual undiscounted cash outflow
Lease liabilities	2,607,558	2,316,248
Preference share liabilities - redemption amount		123,556,616
Total liabilities	$ 2,607,558	$ 125,872,864